Accounting Principles Applied in the Preparation of the Consolidated Financial Statements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of voluntary change in accounting policy [Line Items]
Cash and cash equivalents	$ 54,734	$ 31,183	$ 69,370	$ 138,640
Top of range [Member]
Disclosure of voluntary change in accounting policy [Line Items]
Estimated useful life of intangible assets	20 years
JGB Management, Inc [Member]
Disclosure of voluntary change in accounting policy [Line Items]
Cash and cash equivalents	$ 25,000